Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2013
Components of Accumulated Other Comprehensive Income (Loss)

The following tables summarize the components of accumulated other comprehensive income (loss) at December 31, 2013, 2012, and 2011, and changes during the years then ended.

(In Millions)	BALANCE AT DECEMBER 31, 2013	NET CHANGE	BALANCE AT DECEMBER 31, 2012	NET CHANGE	BALANCE AT DECEMBER 31, 2011	NET CHANGE	BALANCE AT DECEMBER 31, 2010
Net Unrealized Gains (Losses) on Securities Available for Sale	$6.0	$(95.0)	$101.0	$61.2	$39.8	$53.3	$(13.5)
Net Unrealized Gains (Losses) on Cash Flow Hedges	2.9	4.3	(1.4)	5.6	(7.0)	(18.4)	11.4
Net Foreign Currency Adjustments	7.1	(3.4)	10.5	20.0	(9.5)	(2.5)	(7.0)
Net Pension and Other Postretirement Benefit Adjustments	(260.3)	132.8	(393.1)	(24.2)	(368.9)	(72.7)	(296.2)

Total	$(244.3)	$38.7	$(283.0)	$62.6	$(345.6)	$(40.3)	$(305.3)

Components of Changes in Accumulated Other Comprehensive Income (Loss)

	YEAR ENDED DECEMBER 31,
	2013			2012			2011
(In Millions)	BEFORE TAX	TAX EFFECT	AFTER TAX	BEFORE TAX	TAX EFFECT	AFTER TAX	BEFORE TAX	TAX EFFECT	AFTER TAX
Unrealized Gains (Losses) on Securities Available for Sale
Noncredit-Related Unrealized Losses on Securities OTTI	$3.0	$(1.1)	$1.9	$15.7	$(5.9)	$9.8	$10.2	$(3.6)	$6.6
Other Unrealized Gains (Losses) on Securities Available for Sale	(156.8)	59.0	(97.8)	96.2	(36.1)	60.1	61.6	(23.4)	38.2
Reclassification Adjustment for (Gains) Losses Included in Net Income	1.6	(0.7)	0.9	(13.9)	5.2	(8.7)	13.5	(5.0)	8.5

Net Change	$(152.2)	$57.2	$(95.0)	$98.0	$(36.8)	$61.2	$85.3	$(32.0)	$53.3
Unrealized Gains (Losses) on Cash Flow Hedges
Unrealized Gains (Losses) on Cash Flow Hedges	$2.1	$(0.7)	$1.4	$3.2	$(0.6)	$2.6	$(23.6)	$8.8	$(14.8)
Reclassification Adjustment for (Gains) Losses Included in Net Income	4.7	(1.8)	2.9	4.8	(1.8)	3.0	(5.6)	2.0	(3.6)

Net Change	$6.8	$(2.5)	$4.3	$8.0	$(2.4)	$5.6	$(29.2)	$10.8	$(18.4)
Foreign Currency Adjustments
Foreign Currency Translation Adjustments	$91.9	$(29.7)	$62.2	$37.9	$3.1	$41.0	$(7.0)	$–	$(7.0)
Net Investment Hedge Gain (Losses)	(107.3)	41.7	(65.6)	(33.7)	12.7	(21.0)	25.7	(21.2)	4.5

Net Change	$(15.4)	$12.0	$(3.4)	$4.2	$15.8	$20.0	$18.7	$(21.2)	$(2.5)
Pension and Other Postretirement Benefit Adjustments
Net Actuarial Gain (Loss)	$157.7	$(54.9)	$102.8	$(62.8)	$15.8	$(47.0)	$(158.2)	$61.3	$(96.9)
Prior Service Benefit	–	–	–	–	–	–	7.7	(2.9)	4.8
Reclassification Adjustment for Losses Included in Net Income	46.1	(16.1)	30.0	33.9	(11.1)	22.8	30.2	(10.8)	19.4

Net Change	$203.8	$(71.0)	$132.8	$(28.9)	$4.7	$(24.2)	$(120.3)	$47.6	$(72.7)

Reclassification Out of Accumulated Other Comprehensive Income (Loss)

The following table provides the location and before-tax amounts of reclassifications out of accumulated other comprehensive income (loss) during the years ended December 31, 2013, 2012 and 2011.

(In Millions)	LOCATION OF RECLASSIFICATION ADJUSTMENTS RECOGNIZED IN INCOME	AMOUNT OF RECLASSIFICATION ADJUSTMENTS RECOGNIZED IN INCOME YEAR ENDED DECEMBER 31,
		2013	2012	2011
Securities Available for Sale
Realized (Gains) Losses on Securities Available for Sale	Investment Security Gains (Losses), net	$1.6	$(13.9)	$13.5

Realized (Gains) Losses on Cash Flow Hedges
Foreign Exchange Contracts	Other Operating Income/ Expense	4.7	4.8	(5.6)

Pension and Other Postretirement Benefit Adjustments
Amortization of Net Actuarial (Gain) Loss	Employee Benefits	49.0	38.8	33.4
Amortization of Prior Service Cost	Employee Benefits	(2.9)	(4.9)	(3.2)

Gross Reclassification Adjustment		$46.1	$33.9	$30.2